FINANCIAL RISK MANAGEMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management [Line Items]
Percentage CAD strengthening against USD	10.00%
Fair value of senior secured notes	$ 506,597
Carrying value	529,880
Settlement receivables	$ 7,406
Settlement payables		$ 209
Commodity Derivatives [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis points	100 basis points
Three Customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	87.00%
Two Customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers		95.00%